Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31,
	2016	2015

Cost:

Computers and software	$1,046	$830
Office furniture and equipment	693	662
Leasehold improvements and real estate (1)	381	357
Motor Vehicles	340	340

	$2,460	$2,189

Accumulated Depreciation:

Computers and software	$900	$780
Office furniture and equipment	492	438
Leasehold improvements and real estate (1)	280	252
Motor Vehicles	274	239

	$1,946	$1,709

Property and equipment, net	$514	$480

(1)	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is recognized over the duration of the lease agreement.